INCOME TAXES (Tables) - Notable Labs Inc [Member]	12 Months Ended
Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF FEDERAL STATUTORY INCOME TAX

	Year Ended December 31,
	2022	2021
Federal statutory income tax	21.0%	21.0%
State income taxes	7.7	5.9
PPP loan forgiveness	1.5	1.0
Share-based compensation	(0.2)	(0.6)
R&D credits	4.2	5.1
ASC 740-10 reserve	(1.0)	(1.3)
SAFE Liability remeasurement	(3.7)	—
Other	(1.0)	(0.1)
Change in valuation allowance	(28.5)	(31.0)
Total provision for income taxes	—%	—%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$15,403	$13,176
Tax credit carryforwards	2,675	2,227
Property and equipment	23	7
Capitalized research and experimental cost	1,401	—
Stock compensation	252	228
Other	96	113
Subtotal	19,850	15,751
Valuation allowance	(19,850)	(15,751)
Net deferred tax assets (liabilities)	$—	$—

SCHEDULE OF UNCERTAIN TAX POSITIONS
	December 31,
	2022	2021

Balance at the beginning of the period	$742	$536
Additions for tax positions taken in current year	150	206
Ending balance	$892	$742